Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives

The estimated useful lives are as follows:

Leasehold improvement	Shorter of lease terms and estimated useful lives
Fixture and furniture	3 – 10 years
Office equipment	3 – 5 years
Motor vehicles	4 years

 Educational contents that have determinable lives continue to be amortized over their estimated useful lives as follows:

Produced educational content	5 years
Licensed copyrights	Shorter of licensed period or projected useful life of contents

Schedule of Disaggregated Revenue from Contracts with Customers

The following table summarizes disaggregated revenue from contracts with customers by service type:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenue from educational content service and other services
– Subscription revenue	16,385,013	15,155,854	14,053,112
– Licensing revenue	16,683,141	18,124,277	179,180
– Other services revenue	38,669,659	6,448,903	3,964,156
Subtotal	71,737,814	39,729,034	18,196,448
Revenue from IT related solution services	368,798,818	209,102,423	51,982,585
Total	440,536,632	248,831,457	70,179,033

The following table summarizes disaggregated revenue from contracts with customers by timing of revenue recognition:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Services transferred at a point in time
– Revenue from educational content service	16,683,141	18,124,277	179,180
– Revenue from IT related solution services	368,742,494	206,568,685	51,882,781
Services transferred over time
– Revenue from educational content service	55,054,673	21,604,757	18,017,268
– Revenue from IT related solution services	56,324	2,533,738	99,804
Total	440,536,632	248,831,457	70,179,033

Schedule of Consolidated Statements of Operations

The Company has only one principal reportable segment as defined by ASC 280. The single reportable segment contains provision of educational content service and IT related solution services. The Company has concluded that consolidated net loss is the measure of segment profitability.

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues	440,536,632	248,831,457	70,179,033
Cost of revenues	(424,345,616)	(201,991,119)	(57,760,468)
Total operating expenses	(398,954,591)	(67,221,319)	(29,357,477)
Total other income (loss), net	161,579	(176,442)	978,513
Income tax expense	(211,267)	(12,853,549)	(339,660)
Net loss	(382,813,263)	(33,410,972)	(16,300,059)